Janus Henderson Research Fund

Schedule of Investments (unaudited)

December 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 99.9%
Aerospace & Defense – 1.3%
Howmet Aerospace Inc	4,189,073	$133,338,194
Teledyne Technologies Inc*	319,137	139,427,764
		272,765,958
Air Freight & Logistics – 1.7%
United Parcel Service Inc	1,681,685	360,452,363
Auto Components – 0.8%
Aptiv PLC*	1,006,701	166,055,330
Automobiles – 0.7%
Rivian Automotive Inc - Class A*,#	1,370,890	142,147,584
Beverages – 1.4%
Constellation Brands Inc	1,198,618	300,817,159
Biotechnology – 2.2%
AbbVie Inc	2,153,967	291,647,132
Neurocrine Biosciences Inc*	174,820	14,889,419
Sarepta Therapeutics Inc*	981,997	88,428,830
Vertex Pharmaceuticals Inc*	331,366	72,767,974
		467,733,355
Capital Markets – 1.3%
Apollo Global Management Inc	1,615,312	116,997,048
Blackstone Group Inc	1,210,219	156,590,236
		273,587,284
Chemicals – 1.0%
Sherwin-Williams Co	641,315	225,845,490
Commercial Services & Supplies – 0.6%
Copart Inc*	868,546	131,688,945
Entertainment – 2.7%
Liberty Media Corp-Liberty Formula One*	3,656,031	231,207,400
Netflix Inc*	573,804	345,682,482
		576,889,882
Health Care Equipment & Supplies – 3.6%
Abbott Laboratories	534,706	75,254,522
Align Technology Inc*	307,685	202,204,428
Danaher Corp	243,967	80,267,583
DexCom Inc*	117,467	63,073,906
Edwards Lifesciences Corp*	1,540,666	199,593,280
Intuitive Surgical Inc*	453,273	162,860,989
		783,254,708
Health Care Providers & Services – 0.4%
UnitedHealth Group Inc	175,152	87,950,825
Hotels, Restaurants & Leisure – 1.6%
Aramark	3,936,035	145,042,890
Caesars Entertainment Inc*	2,121,866	198,458,127
		343,501,017
Household Durables – 0.5%
Roku Inc*	432,617	98,723,199
Household Products – 1.7%
Procter & Gamble Co	2,217,311	362,707,733
Industrial Conglomerates – 0.7%
Honeywell International Inc	718,410	149,795,669
Information Technology Services – 7.4%
Fidelity National Information Services Inc	1,148,219	125,328,104
Mastercard Inc	1,675,835	602,161,032
Okta Inc*	591,872	132,679,946
Snowflake Inc - Class A*	564,884	191,354,455
Visa Inc	2,536,859	549,762,714
		1,601,286,251
Insurance – 0.6%
Aon PLC - Class A	431,655	129,738,227
Interactive Media & Services – 10.5%
Alphabet Inc - Class C*	483,552	1,399,201,232
Facebook Inc*	1,986,705	668,228,227
Match Group Inc*	757,464	100,174,614
Snap Inc - Class A*	1,674,361	78,745,198
		2,246,349,271
Internet & Direct Marketing Retail – 9.5%
Amazon.com Inc*	453,776	1,513,043,468
Booking Holdings Inc*	103,468	248,243,530
DoorDash Inc - Class A*	583,176	86,834,906

Shares or Principal Amounts		Value
Common Stocks– (continued)
Internet & Direct Marketing Retail– (continued)
Farfetch Ltd - Class A*	2,610,774	$87,278,175
Wayfair Inc - Class A*,#	574,990	109,230,850
		2,044,630,929
Life Sciences Tools & Services – 0.9%
Illumina Inc*	229,527	87,321,252
Thermo Fisher Scientific Inc	151,578	101,138,905
		188,460,157
Machinery – 1.3%
Deere & Co	302,996	103,894,298
Ingersoll Rand Inc	2,706,056	167,423,685
		271,317,983
Oil, Gas & Consumable Fuels – 0.4%
EOG Resources Inc	935,576	83,107,216
Pharmaceuticals – 1.7%
AstraZeneca PLC (ADR)	3,097,899	180,452,617
Eli Lilly & Co	460,183	127,111,748
Horizon Therapeutics PLC*	629,282	67,811,428
		375,375,793
Professional Services – 1.0%
CoStar Group Inc*	2,674,406	211,358,306
Real Estate Management & Development – 0.3%
Redfin Corp*	1,692,200	64,963,558
Road & Rail – 1.9%
JB Hunt Transport Services Inc	790,100	161,496,440
Uber Technologies Inc*	6,179,749	259,116,876
		420,613,316
Semiconductor & Semiconductor Equipment – 12.1%
Advanced Micro Devices Inc*	1,647,125	237,021,288
ASML Holding NV	381,627	303,828,520
Lam Research Corp	424,090	304,984,323
Marvell Technology Inc	1,927,138	168,605,304
NVIDIA Corp	4,017,056	1,181,456,340
Texas Instruments Inc	1,432,614	270,004,761
Xilinx Inc	680,028	144,186,337
		2,610,086,873
Software – 20.3%
Adobe Inc*	940,072	533,077,228
Atlassian Corp PLC - Class A*	589,943	224,939,366
Autodesk Inc*	861,626	242,280,615
Avalara Inc*	950,832	122,761,920
Cadence Design Systems Inc*	686,053	127,845,977
Microsoft Corp	6,634,900	2,231,449,568
ServiceNow Inc*	162,282	105,338,869
SS&C Technologies Holdings Inc	486,430	39,877,531
Tyler Technologies Inc*	360,055	193,691,587
Workday Inc - Class A*	1,028,231	280,892,145
Zendesk Inc*	2,430,473	253,474,029
		4,355,628,835
Specialty Retail – 1.6%
Burlington Stores Inc*	639,139	186,315,410
Olaplex Holdings Inc*	4,230,266	123,227,649
Vroom Inc*,#	2,871,474	30,983,204
		340,526,263
Technology Hardware, Storage & Peripherals – 5.6%
Apple Inc	6,780,581	1,204,027,768
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc - Class B	1,841,000	306,839,470
Trading Companies & Distributors – 0.9%
Ferguson PLC	1,096,596	194,482,435
Wireless Telecommunication Services – 0.3%
T-Mobile US Inc*	520,103	60,321,546
Total Common Stocks (cost $10,870,498,820)		21,453,030,698
Preferred Stocks– 0%
Health Care Equipment & Supplies – 0%
MedicaMetrix Inc PP*,¢,£,§((cost $3,000,000)	2,727,273	3,000,000
Investment Companies– 0.1%
Money Markets – 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº,£((cost $15,209,987)	15,208,466	15,209,987
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº,£	41,566,410	41,566,410

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0%
Royal Bank of Canada, 0.0400%, 1/3/22	$9,211,103	$9,211,103
Total Investments Purchased with Cash Collateral from Securities Lending (cost $50,777,513)		50,777,513
Total Investments (total cost $10,939,486,320) – 100.2%		21,522,018,198
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(42,774,900)
Net Assets – 100%		$21,479,243,298

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$20,725,519,520	96.3%
Netherlands	303,828,520	1.4
United Kingdom	267,730,792	1.2
Australia	224,939,366	1.1

Total	$21,522,018,198	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 12/31/21
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	$-	$-	$-	$3,000,000
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	5,099	-	-	15,209,987
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	11,990∆	-	-	41,566,410
Total Affiliated Investments - 0.3%	$17,089	$-	$-	$59,776,397

(1) For securities that were affiliated for a portion of the period ended December 31, 2021, this column reflects amounts for the entire period ended December 31, 2021 and not just the period in which the security was affiliated.

	Value at 9/30/21	Purchases	Sales Proceeds	Value at 12/31/21
Preferred Stocks - 0.0%
Health Care Equipment & Supplies - 0.0%
MedicaMetrix Inc PP*,¢,§	3,000,000	-	-	3,000,000
Investment Companies - 0.1%
Money Markets - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 0.0570%ºº	-	478,760,856	(463,550,869)	15,209,987
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0%ºº	1,570,800	298,532,644	(258,537,034)	41,566,410

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
PP	Private Placement

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2021.

#	Loaned security; a portion of the security is on loan at December 31, 2021.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2021 is $3,000,000, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2021)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
MedicaMetrix Inc PP	1/26/21	$3,000,000	$3,000,000	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2021. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$21,453,030,698	$-	$-
Preferred Stocks	-	-	3,000,000
Investment Companies	-	15,209,987	-
Investments Purchased with Cash Collateral from Securities Lending	-	50,777,513	-
Total Assets	$21,453,030,698	$65,987,500	$3,000,000

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2021.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70248 03-22